Pioneer Global High Yield Fund
Schedule of Investments  |  July 31, 2022

A: PGHYX	C: PGYCX	Y: GHYYX

Schedule of Investments  |  7/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 95.6%
	Senior Secured Floating Rate Loan Interests — 2.9% of Net Assets*(a)
	Airlines — 0.3%
540,000	LATAM Airlines Group SA, Tranche A Facility, 9.666% (Term SOFR + 750 bps), 8/8/22	$ 541,350
	Total Airlines	$541,350
	Auto Parts & Equipment — 0.5%
826,618	First Brands Group LLC, First Lien 2021 Term Loan, 8.368% (Term SOFR + 500 bps), 3/30/27	$ 790,867
	Total Auto Parts & Equipment	$790,867
	Human Resources — 0.5%
943,815	Team Health Holdings, Inc., Extended Term Loan, 7.577% (Term SOFR + 525 bps), 3/2/27	$ 773,928
	Total Human Resources	$773,928
	Metal Processors & Fabrication — 0.4%
635,200	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 595,500
	Total Metal Processors & Fabrication	$595,500
	Oil-Field Services — 1.2%
2,068,491	ProFrac Holdings II, LLC, Term Loan, 10.007% (Term SOFR + 850 bps), 3/4/25	$ 2,014,193
	Total Oil-Field Services	$2,014,193
	Total Senior Secured Floating Rate Loan Interests (Cost $4,885,910)	$4,715,838

Shares
	Common Stocks — 0.8% of Net Assets
	Airlines — 0.2%
36,096(b)	Grupo Aeromexico SAB de CV	$ 350,593
	Total Airlines	$350,593
	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 13,190
	Total Chemicals	$13,190
1Pioneer Global High Yield Fund |  | 7/31/22

Shares		Value
	Household Durables — 0.0%†
1,443,476(b)	Desarrolladora Homex SAB de CV	$ 2,195
	Total Household Durables	$2,195
	Oil, Gas & Consumable Fuels — 0.6%†
25(b)	Amplify Energy Corp.	$ 171
5,735,146(b)	Ascent CNR Corp., Class A	860,272
	Total Oil, Gas & Consumable Fuels	$860,443
	Paper & Forest Products — 0.0%†
459,481(b)	Emerald Plantation Holdings, Ltd.	$ 5,054
	Total Paper & Forest Products	$5,054
	Total Common Stocks (Cost $1,302,982)	$1,231,475

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.1% of Net Assets
113,810(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 2.96% (1 Month USD LIBOR + 84 bps), 10/19/45	$ 111,990
	Total Collateralized Mortgage Obligations (Cost $0)	$111,990

	Commercial Mortgage-Backed Security—0.2% of Net Assets
325,000(a)	Med Trust, Series 2021-MDLN, Class G, 7.25% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 303,886
	Total Commercial Mortgage-Backed Security (Cost $325,000)	$303,886

	Convertible Corporate Bonds — 3.0% of Net Assets
	Airlines — 0.6%
513,000	Air Canada, 4.00%, 7/1/25	$ 582,144
453,000	Spirit Airlines, Inc., 1.00%, 5/15/26	407,474
	Total Airlines	$989,618
	Banks — 0.0%†
IDR11,178,198,000^	PT Bakrie & Brothers Tbk, 0.00%, 12/22/22	$ 75,363
	Total Banks	$75,363
Pioneer Global High Yield Fund |  | 7/31/222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.3%
458,000	Insmed, Inc., 1.75%, 1/15/25	$ 437,161
	Total Biotechnology	$437,161
	Energy-Alternate Sources — 0.4%
508,000(c)	Enphase Energy, Inc., 3/1/28	$ 626,872
	Total Energy-Alternate Sources	$626,872
	Entertainment — 0.7%
1,050,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 631,050
520,000	IMAX Corp., 0.50%, 4/1/26	460,460
	Total Entertainment	$1,091,510
	Pharmaceuticals — 0.4%
455,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 382,769
523,000	Tricida, Inc., 3.50%, 5/15/27	270,057
	Total Pharmaceuticals	$652,826
	REITs — 0.2%
314,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 273,651
	Total REITs	$273,651
	Software — 0.4%
272,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 223,312
196,000	Jamf Holding Corp., 0.125%, 9/1/26 (144A)	165,914
331,000	Verint Systems, Inc., 0.25%, 4/15/26	312,629
	Total Software	$701,855
	Total Convertible Corporate Bonds (Cost $6,163,609)	$4,848,856

	Corporate Bonds — 82.9% of Net Assets
	Advertising — 0.4%
890,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 716,450
	Total Advertising	$716,450
	Aerospace & Defense — 1.0%
560,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 519,904
1,205,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	1,114,625
	Total Aerospace & Defense	$1,634,529
	Airlines — 4.2%
225,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 185,404
675,000	Gol Finance SA, 7.00%, 1/31/25 (144A)	361,125
3Pioneer Global High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Airlines — (continued)
2,635,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	$ 1,741,416
1,785,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	1,697,535
1,900,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	1,722,844
EUR1,300,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,168,272
	Total Airlines	$6,876,596
	Auto Manufacturers — 1.8%
300,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 254,448
2,545,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	2,414,441
240,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	233,326
	Total Auto Manufacturers	$2,902,215
	Auto Parts & Equipment — 0.3%
536,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 481,006
	Total Auto Parts & Equipment	$481,006
	Banks — 1.3%
700,000	Akbank TAS, 5.125%, 3/31/25	$ 610,067
420,000	Akbank TAS, 6.80%, 2/6/26 (144A)	365,237
ARS4,000,000(a)	Banco de la Ciudad de Buenos Aires, 54.695% (BADLARPP + 399 bps), 12/5/22	10,479
226,000(d)(e)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	212,440
380,000(d)(e)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	361,099
529,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	473,455
1,025,000(d)(e)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	20,500
750,000(d)(e)	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	15,000
9,000(e)	Turkiye Vakiflar Bankasi TAO, 8.00% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	8,460
	Total Banks	$2,076,737
	Biotechnology — 0.7%
EUR1,000,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 899,200
GBP220,000	Cidron Aida Finco S.a.r.l., 6.25%, 4/1/28 (144A)	231,747
	Total Biotechnology	$1,130,947
Pioneer Global High Yield Fund |  | 7/31/224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building Materials — 1.1%
805,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 799,609
601,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	572,591
420,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	342,477
	Total Building Materials	$1,714,677
	Chemicals — 2.7%
705,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 607,851
EUR465,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	414,293
809,000	Mativ, Inc., 6.875%, 10/1/26 (144A)	711,839
1,108,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,047,060
542,000	Sasol Financing USA LLC, 5.50%, 3/18/31	442,001
EUR445,000	SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/1/26 (144A)	376,357
515,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	430,831
473,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	407,737
	Total Chemicals	$4,437,969
	Commercial Services — 5.4%
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 307,500
960,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	878,938
EUR275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	232,932
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	355,160
1,130,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	942,508
630,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	624,017
1,047,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	649,547
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	970,046
750,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	706,225
975,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	782,438
1,330,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	1,219,184
5Pioneer Global High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Commercial Services — (continued)
525,000	Sotheby's, 7.375%, 10/15/27 (144A)	$ 505,175
EUR605,000	Verisure Holding AB, 3.25%, 2/15/27 (144A)	541,048
	Total Commercial Services	$8,714,718
	Computers — 0.2%
595,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 285,767
110,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	85,525
	Total Computers	$371,292
	Diversified Financial Services — 7.4%
1,765,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 1,632,625
406,405(f)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	305,762
1,765,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	1,483,059
700,000(g)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	22,750
665,000	Financiera Independencia SAB de CV SOFOM ENR, 8.00%, 7/19/24 (144A)	482,715
EUR300,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	263,275
GBP510,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	538,475
1,374,482(f)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	1,058,351
430,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	360,420
997,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	898,546
EUR360,000	Sherwood Financing Plc, 4.50%, 11/15/26	304,009
GBP960,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	935,270
1,066,000(g)	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	543,575
599,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	514,002
1,020,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	887,584
1,000,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	870,520
915,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	841,297
	Total Diversified Financial Services	$11,942,235
Pioneer Global High Yield Fund |  | 7/31/226

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — 1.6%
610,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	$ 534,131
EUR280,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	226,507
945,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	807,720
945,000	Pampa Energia SA, 7.50%, 1/24/27 (144A)	767,812
350,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	325,384
	Total Electric	$2,661,554
	Electrical Components & Equipments — 1.0%
EUR935,000	Belden, Inc., 3.375%, 7/15/31 (144A)	$ 781,217
EUR675,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	520,645
300,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	277,874
	Total Electrical Components & Equipments	$1,579,736
	Energy-Alternate Sources — 0.1%
276,129(f)	SCC Power Plc, 4.00% (4.00% PIK or 4.00% Cash), 5/17/32 (144A)	$ 27,613
509,775(f)	SCC Power Plc, 8.00% (4.00% PIK or 8.00% Cash), 12/31/28 (144A)	203,910
	Total Energy-Alternate Sources	$231,523
	Engineering & Construction — 2.0%
1,595,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 1,295,937
1,000,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26 (144A)	895,511
280,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	232,299
275,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	225,412
EUR395,000	Promontoria Holding 264 BV, 6.375%, 3/1/27 (144A)	342,306
305,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	278,881
	Total Engineering & Construction	$3,270,346
	Entertainment — 2.3%
EUR900,000	Cirsa Finance International S.a.r.l., 4.50%, 3/15/27	$ 768,070
EUR800,000	Gamma Bidco S.p.A., 5.125%, 7/15/25 (144A)	750,185
EUR516,000	International Game Technology Plc, 2.375%, 4/15/28 (144A)	443,967
7Pioneer Global High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Entertainment — (continued)
1,145,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	$ 1,024,775
790,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	708,235
	Total Entertainment	$3,695,232
	Environmental Control — 0.8%
880,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 785,400
473,000	Tervita Corp., 11.00%, 12/1/25 (144A)	514,387
	Total Environmental Control	$1,299,787
	Food — 2.5%
710,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$ 509,851
1,550,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	1,247,750
915,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/30 (144A)	852,749
EUR655,000	Quatrim SASU, 5.875%, 1/15/24 (144A)	635,803
315,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	288,619
485,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	452,716
	Total Food	$3,987,488
	Forest Products & Paper — 1.4%
EUR350,000	Ahlstrom-Munksjo Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 286,639
469,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	420,745
848,000	Mercer International, Inc., 5.125%, 2/1/29	793,940
910,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	840,671
	Total Forest Products & Paper	$2,341,995
	Healthcare-Services — 0.6%
855,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 659,718
786,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	361,560
	Total Healthcare-Services	$1,021,278
	Home Builders — 0.4%
155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 141,343
655,000	M/I Homes, Inc., 3.95%, 2/15/30	543,559
	Total Home Builders	$684,902
Pioneer Global High Yield Fund |  | 7/31/228

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — 0.3%
GBP382,000	Galaxy Bidco, Ltd., 6.50%, 7/31/26 (144A)	$ 414,725
	Total Insurance	$414,725
	Internet — 1.1%
675,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 677,597
EUR755,000	eDreams ODIGEO SA, 5.50%, 7/15/27 (144A)	655,900
415,000	Twitter, Inc., 5.00%, 3/1/30 (144A)	400,585
	Total Internet	$1,734,082
	Iron & Steel — 1.4%
930,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 846,774
1,465,000	Metinvest BV, 7.75%, 10/17/29 (144A)	571,350
405,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	411,490
430,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	435,375
	Total Iron & Steel	$2,264,989
	Leisure Time — 1.6%
180,000	Carnival Corp., 10.50%, 2/1/26 (144A)	$ 189,004
EUR385,000	Carnival Plc, 1.00%, 10/28/29	222,912
780,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	636,144
290,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	232,464
220,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	170,067
817,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	664,883
520,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	449,100
	Total Leisure Time	$2,564,574
	Lodging — 0.8%
598,981(f)	Grupo Posadas S.A.B de CV, 4.00% (6.00% PIK 4.00% Cash), 12/30/27 (144A)	$ 362,384
670,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	592,833
EUR430,000	NH Hotel Group SA, 4.00%, 7/2/26 (144A)	407,443
	Total Lodging	$1,362,660
	Media — 2.9%
1,450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 1,280,531
1,000,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	760,000
1,875,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,575,000
9Pioneer Global High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Media — (continued)
30,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	$ 30,378
390,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	347,806
EUR855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	678,236
	Total Media	$4,671,951
	Metal Fabricate/Hardware — 0.2%
440,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 350,900
	Total Metal Fabricate/Hardware	$350,900
	Mining — 3.5%
730,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 490,013
EUR959,000	Constellium SE, 3.125%, 7/15/29 (144A)	770,395
1,925,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	1,535,495
230,000	Endeavour Mining Plc, 5.00%, 10/14/26 (144A)	187,284
705,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	680,231
665,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	633,413
200,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25 (144A)	199,134
710,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	674,855
811,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	470,299
	Total Mining	$5,641,119
	Oil & Gas — 11.2%
1,825,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	$ 1,859,219
1,382,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,216,447
995,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	906,604
305,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	276,788
305,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	274,699
854,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	802,760
485,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	409,980
1,137,000	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	910,748
590,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	560,500
550,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	570,048
165,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	163,350
Pioneer Global High Yield Fund |  | 7/31/2210

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
615,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	$ 534,989
746,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	720,934
1,144,000	Occidental Petroleum Corp., 4.40%, 4/15/46	972,277
510,000	Parkland Corp., 4.625%, 5/1/30 (144A)	456,348
575,000	Petroleos Mexicanos, 6.70%, 2/16/32	460,575
298,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	232,440
615,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	605,775
1,135,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	822,875
835,000	Southwestern Energy Co., 5.375%, 3/15/30	821,586
895,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	821,610
452,144	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	430,667
1,665,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,558,856
910,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	878,041
1,650,000	YPF SA, 6.95%, 7/21/27 (144A)	918,593
	Total Oil & Gas	$18,186,709
	Oil & Gas Services — 0.7%
475,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 443,318
788,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	752,409
	Total Oil & Gas Services	$1,195,727
	Packaging & Containers — 0.5%
EUR980,000	Guala Closures S.p.A., 3.25%, 6/15/28 (144A)	$ 824,074
	Total Packaging & Containers	$824,074
	Pharmaceuticals — 1.9%
840,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	$ 840,134
600,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	402,000
808,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	651,111
EUR345,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	326,997
11Pioneer Global High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
EUR585,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	$ 526,151
340,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	311,923
	Total Pharmaceuticals	$3,058,316
	Pipelines — 3.4%
910,000	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 759,850
467,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	442,580
1,092,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,040,130
1,165,000(d)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,048,500
665,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	506,786
1,040,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	962,000
790,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	754,703
	Total Pipelines	$5,514,549
	Real Estate — 1.1%
EUR1,300,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 958,233
EUR270,000	Neinor Homes SA, 4.50%, 10/15/26 (144A)	231,801
770,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	614,152
	Total Real Estate	$1,804,186
	REITs — 0.9%
1,160,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 828,327
780,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	600,452
	Total REITs	$1,428,779
	Retail — 2.3%
970,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 965,150
GBP650,000	Constellation Automotive Financing Plc, 4.875%, 7/15/27 (144A)	633,256
EUR605,000	Food Service Project SA, 5.50%, 1/21/27 (144A)	527,784
527,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	319,129
Pioneer Global High Yield Fund |  | 7/31/2212

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
EUR960,000	Shiba Bidco S.p.A., 4.50%, 10/31/28 (144A)	$ 833,993
557,000	Staples, Inc., 7.50%, 4/15/26 (144A)	492,945
	Total Retail	$3,772,257
	Software — 0.8%
1,440,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 1,303,200
	Total Software	$1,303,200
	Telecommunications — 5.1%
1,065,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 822,105
280,000	Altice France SA, 5.125%, 1/15/29 (144A)	237,185
1,165,000	Altice France SA, 5.125%, 7/15/29 (144A)	997,065
1,340,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	1,165,103
1,090,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	795,460
805,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	637,963
805,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	823,950
765,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	770,738
440,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	344,643
885,000	Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (144A)	772,738
970,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	868,538
	Total Telecommunications	$8,235,488
	Transportation — 3.2%
1,485,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,034,515
620,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	490,763
445,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	348,212
700,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	668,500
1,740,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	1,461,600
1,285,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	1,201,141
	Total Transportation	$5,204,731
13Pioneer Global High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Water — 0.8%
1,410,000	Aegea Finance S.a.r.l., 6.75%, 5/20/29 (144A)	$ 1,367,700
	Total Water	$1,367,700
	Total Corporate Bonds (Cost $162,873,727)	$134,673,928

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
7,000(b)	Avation Plc, 1/1/59	$ —
	Total Aerospace & Defense	$—
	Metals & Mining — 0.0%†
318,254(h)	ANR, Inc., 3/31/23	$ 1,910
	Total Metals & Mining	$1,910
	Rights/Warrants (Cost $—)	$1,910

Principal Amount USD ($)
	Insurance-Linked Securities — 0.5% of Net Assets#
	Event Linked Bonds — 0.0%†
	Multiperil – U.S. — 0.0%†
500,000(a)	Caelus Re V, 2.571%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 44
250,000(a)	Caelus Re V, 2.571%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	25
		$69
	Total Event Linked Bonds	$69
Face Amount USD ($)
Collateralized Reinsurance — 0.2%
Multiperil – Worldwide — 0.1%
600,000(b)(i)+	Cypress Re 2017, 1/31/23	$ 60
Pioneer Global High Yield Fund |  | 7/31/2214

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
462,359(b)(i)+	Dartmouth Re 2018, 1/31/23	$ 82,681
277,770(b)(i)+	Oyster Bay Re 2018, 1/31/23	34,197
		$116,938
	Windstorm – Florida — 0.1%
250,000(b)(i)+	Formby Re 2018, 2/28/23	$ 22,377
300,000(b)(i)+	Portrush Re 2017, 6/15/23	191,430
		$213,807
	Windstorm – U.S. Regional — 0.0%†
250,000(b)(i)+	Oakmont Re 2017, 4/30/23	$ 7,350
	Total Collateralized Reinsurance	$338,095
	Reinsurance Sidecars — 0.3%
	Multiperil – U.S. — 0.0%†
1,000,000(b)(j)+	Harambee Re 2018, 12/31/22	$ —
695,349(j)+	Harambee Re 2019, 12/31/22	348
		$348
	Multiperil – Worldwide — 0.3%
3,037(j)+	Alturas Re 2019-2, 3/10/23	$ 1,030
490,000(b)(i)+	Bantry Re 2016, 3/31/23	29,621
250,000(b)(i)+	Bantry Re 2019, 12/31/22	8,491
1,422,258(b)(i)+	Berwick Re 2018-1, 12/31/22	109,941
556,791(b)(i)+	Berwick Re 2019-1, 12/31/22	66,537
250,000(b)(i)+	Gleneagles Re 2018, 12/31/22	29,575
231,508(b)(j)+	Lorenz Re 2019, 6/30/23	26,855
600,000(b)(i)+	Merion Re 2018-2, 12/31/22	99,300
1,000,000(b)(i)+	Pangaea Re 2016-2, 11/30/22	1,783
300,000(b)(i)+	Pangaea Re 2018-1, 12/31/22	6,316
300,000(b)(i)+	Pangaea Re 2018-3, 7/1/23	6,223
245,774(b)(i)+	Pangaea Re 2019-1, 2/1/23	5,121
220,594(b)(i)+	Pangaea Re 2019-3, 7/1/23	7,935
250,000(b)(j)+	Thopas Re 2019, 12/31/22	400
300,000(i)+	Versutus Re 2018, 12/31/22	330
264,763(i)+	Versutus Re 2019-A, 12/31/22	1,138
35,236(i)+	Versutus Re 2019-B, 12/31/22	106
250,000(b)(j)+	Viribus Re 2018, 12/31/22	—
106,153(b)(j)+	Viribus Re 2019, 12/31/22	955
15Pioneer Global High Yield Fund |  | 7/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
253,645(b)(i)+	Woburn Re 2018, 12/31/22	$ 13,337
244,914(b)(i)+	Woburn Re 2019, 12/31/22	52,227
		$467,221
	Total Reinsurance Sidecars	$467,569
	Total Insurance-Linked Securities (Cost $1,916,170)	$805,733

Principal Amount USD ($)
	Foreign Government Bonds — 3.2% of Net Assets
	Angola — 0.4%
875,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 706,528
	Total Angola	$706,528
	Argentina — 0.5%
975,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	$ 776,556
	Total Argentina	$776,556
	Egypt — 0.4%
1,095,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 671,728
	Total Egypt	$671,728
	Gabon — 0.4%
985,000	Gabon Government International Bond, 7.000%, 11/24/31 (144A)	$ 699,252
	Total Gabon	$699,252
	Ghana — 0.4%
385,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 168,114
1,000,000	Ghana Government International Bond, 8.627%, 6/16/49	435,000
	Total Ghana	$603,114
	Ivory Coast — 0.4%
EUR952,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 721,473
	Total Ivory Coast	$721,473
Pioneer Global High Yield Fund |  | 7/31/2216

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Nigeria — 0.5%
475,000	Nigeria Government International Bond, 7.375%, 9/28/33 (144A)	$ 314,697
580,000	Nigeria Government International Bond, 8.375%, 3/24/29 (144A)	448,908
	Total Nigeria	$763,605
	Ukraine — 0.2%
EUR855,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$ 157,335
625,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	134,375
	Total Ukraine	$291,710
	Total Foreign Government Bonds (Cost $9,142,944)	$5,233,966

	U.S. Government and Agency Obligations — 1.7% of Net Assets
2,840,000	U.S. Treasury Bills, 8/4/22	$ 2,839,552
	Total U.S. Government and Agency Obligations (Cost $2,839,699)	$2,839,552

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
Over The Counter (OTC) Call Option Purchased — 0.0%†
297,012(k)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(l)	10/23/22	$—
297,012(m)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(l)	10/23/22	—
	Total Over The Counter (OTC) Call Option Purchased (Premiums paid $ 0)					$—

17Pioneer Global High Yield Fund |  | 7/31/22

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Put Option Purchased — 0.3%
4,050,000	Put EUR Call USD	Bank of America NA	EUR 62,239	EUR 1.15	10/19/22	$472,631
4,700,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR 78,702	EUR 0.99	1/23/23	68,230
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 140,941)					$540,861

	TOTAL OPTIONS PURCHASED (Premiums paid $ 140,941)					$540,861

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 95.6% (Cost $189,590,982)					$155,307,995
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
(4,050,000)	Call EUR Put USD	Bank of America NA	EUR 62,239	EUR 1.20	10/19/22	$(24)
(4,700,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR 78,702	EUR 1.07	1/23/23	(75,514)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(140,941))					$(75,538)

	OTHER ASSETS AND LIABILITIES — 4.4%					$7,185,706
	net assets — 100.0%					$162,418,163

BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2022, the value of these securities amounted to $123,809,756, or 76.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2022.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2022.
Pioneer Global High Yield Fund |  | 7/31/2218

Schedule of Investments  |  7/31/22
(unaudited) (continued)
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is in default.
(h)	ANR, Inc. warrants are exercisable into 318,254 shares.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(l)	Strike price is 1 Mexican Peso (MXN).
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2022.
†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$3,037	$1,030
Bantry Re 2016	2/6/2019	29,621	29,621
Bantry Re 2019	2/1/2019	—	8,491
Berwick Re 2018-1	1/10/2018	207,745	109,941
Berwick Re 2019-1	12/31/2018	66,532	66,537
Caelus Re V	4/27/2017	500,000	44
Caelus Re V	5/4/2018	250,000	25
Cypress Re 2017	1/24/2017	2,017	60
Dartmouth Re 2018	1/18/2018	172,884	82,681
Formby Re 2018	7/9/2018	15,148	22,377
Gleneagles Re 2018	12/27/2017	20,068	29,575
Harambee Re 2018	12/19/2017	21,232	—
Harambee Re 2019	4/24/2019	—	348
Lorenz Re 2019	7/10/2019	72,592	26,855
Merion Re 2018-2	12/28/2017	24,691	99,300
Oakmont Re 2017	5/10/2017	—	7,350
Oyster Bay Re 2018	1/17/2018	30,014	34,197
Pangaea Re 2016-2	5/31/2016	—	1,783
Pangaea Re 2018-1	12/26/2017	42,902	6,316
19Pioneer Global High Yield Fund |  | 7/31/22

Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2018-3	5/31/2018	$72,258	$6,223
Pangaea Re 2019-1	1/9/2019	2,580	5,121
Pangaea Re 2019-3	7/25/2019	6,618	7,935
Portrush Re 2017	6/12/2017	230,095	191,430
Thopas Re 2019	12/21/2018	—	400
Versutus Re 2018	1/31/2018	—	330
Versutus Re 2019-A	1/28/2019	—	1,138
Versutus Re 2019-B	12/24/2018	—	106
Viribus Re 2018	12/22/2017	17,897	—
Viribus Re 2019	3/25/2019	—	955
Woburn Re 2018	3/20/2018	84,479	13,337
Woburn Re 2019	1/30/2019	43,760	52,227
Total Restricted Securities			$805,733
% of Net assets			0.5%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	110,000	USD	116,964	Bank of America NA	9/23/22	$(4,097)
EUR	480,000	USD	484,116	Brown Brothers Harriman & Co.	9/23/22	8,394
EUR	1,785,000	USD	1,879,917	Citibank NA	8/26/22	(52,040)
USD	166,062	EUR	154,000	Goldman Sachs & Co.	8/26/22	8,363
USD	3,476,543	GBP	2,836,000	Goldman Sachs & Co.	9/23/22	18,434
NOK	20,950,000	EUR	2,032,860	HSBC Bank USA NA	10/7/22	82,653
EUR	65,000	USD	66,523	JPMorgan Chase Bank NA	9/23/22	171
GBP	115,000	USD	137,057	JPMorgan Chase Bank NA	9/23/22	3,170
USD	421,035	NOK	3,900,000	JPMorgan Chase Bank NA	8/3/22	17,460
USD	329,620	EUR	310,000	JPMorgan Chase Bank NA	9/23/22	11,541
EUR	6,240,000	USD	6,438,929	State Street Bank & Trust Co.	10/27/22	(19,323)
GBP	865,000	USD	1,028,441	State Street Bank & Trust Co.	9/23/22	26,306
USD	512,587	GBP	430,000	State Street Bank & Trust Co.	9/23/22	(11,738)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$89,294
Pioneer Global High Yield Fund |  | 7/31/2220

Schedule of Investments  |  7/31/22
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
33,432,300	Markit CDX North America High Yield Index Series 38	Pay	5.00%	6/22/27	$20,874	$(592,367)	$(571,493)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$20,874	$(592,367)	$(571,493)
TOTAL SWAP CONTRACTS					$20,874	$(592,367)	$(571,493)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
ARS	— Argentine Peso
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
21Pioneer Global High Yield Fund |  | 7/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$4,715,838	$—	$4,715,838
Common Stocks	1,231,475	—	—	1,231,475
Collateralized Mortgage Obligations	—	111,990	—	111,990
Commercial Mortgage-Backed Security	—	303,886	—	303,886
Convertible Corporate Bonds	—	4,848,856	—	4,848,856
Corporate Bonds	—	134,673,928	—	134,673,928
Rights/Warrants	1,910	—	—	1,910
Insurance-Linked Securities
Event Linked Bonds
Multiperil – U.S.	—	69	—	69
Collateralized Reinsurance
Multiperil – Worldwide	—	—	116,938	116,938
Windstorm – Florida	—	—	213,807	213,807
Windstorm – U.S. Regional	—	—	7,350	7,350
Reinsurance Sidecars
Multiperil – U.S.	—	—	348	348
Multiperil – Worldwide	—	—	467,221	467,221
Foreign Government Bonds	—	5,233,966	—	5,233,966
U.S. Government and Agency Obligations	—	2,839,552	—	2,839,552
Over The Counter (OTC) Call Option Purchased	—	—*	—	—*
Over The Counter (OTC) Currency Put Option Purchased	—	540,861	—	540,861
Total Investments in Securities	$1,233,385	$153,268,946	$805,664	$155,307,995
Pioneer Global High Yield Fund |  | 7/31/2222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(75,538)	$—	$(75,538)
Net unrealized appreciation on forward foreign currency exchange contracts	—	89,294	—	89,294
Swap contracts, at value	—	(571,493)	—	(571,493)
Total Other Financial Instruments	$—	$(557,737)	$—	$(557,737)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/21	$1,261,165
Realized gain (loss)	(460,084)
Changed in unrealized appreciation (depreciation)	349,116
Accrued discounts/premiums	(291,821)
Purchases	—
Sales	(47,071)
Transfers in to Level 3*	—
Transfers out of Level 3*	(5,641)
Balance as of 7/31/22	$805,664
*	Transfers are calculated on the beginning of period values. For the nine months ended July 31, 2022, securities with an aggregate market value of $5,641 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2022:	$13,668
23Pioneer Global High Yield Fund |  | 7/31/22